Stockholders' Equity (Deficit) (Details Narrative) - USD ($)									3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Jul. 18, 2020	Feb. 21, 2020	Feb. 21, 2020	Jan. 02, 2020	Jun. 17, 2019	Feb. 25, 2019	Jan. 02, 2019	Jan. 02, 2017	Sep. 30, 2020	Sep. 30, 2019	Jun. 30, 2020	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2016
Stock options outstanding									5,597,861			5,597,861		3,835,366	3,846,299
Stock options outstanding weighted average exercise price									$ 1.47			$ 1.47		$ 1.34	$ 1.36
Stock options vest and grant date fair value												$ 1.39		$ 1.46
Stock options intrinsic value									$ 1,407,792			$ 1,407,792		$ 635,536
Number of stock options granted												1,762,495		126,567
Stock option weighted average exercise price per share												$ 1.75		$ 1.15
Stock options granted, term												6 years 7 days		7 years 2 months 12 days
Number of stock options vested												760,488		584,895
Debt amortized debt discount												$ 104,169
Warrants [Member]
Warrants to purchase shares		100,000	100,000						98,800		81,600	98,800
Warrant exercise price		$ 1.25	$ 1.25						$ 1.25		$ 1.25	$ 1.25
Class of warrant or right, expiration period									5 years		5 years
Class of warrant or right, outstanding									4,007,058			4,007,058		3,826,658
Class of warrant or right, outstanding, weighted average exercise price									$ 1.06			$ 1.06		$ 1.05
Class of warrant or right, outstanding, intrinsic value									$ 643,130			$ 643,130		$ 1,375,990
Class of warrant or right, expiration period, description			The expiration date was extended by two years from January 2, 2020 to January 2, 2022.
Warrant [Member]
Debt amortized debt discount												$ 5,840	0
Series B Preferred Stock [Member] | Placement Agent Warrants [Member]
Warrants to purchase shares									127,346			127,346
Warrant exercise price									$ 1.25			$ 1.25
Series B Preferred Stock [Member] | Private Placement [Member]
Warrants to purchase shares									423,291			423,291
Warrant exercise price																$ 1.25
Series B Preferred Stock [Member] | Private Placement [Member] | Protagenic Warrants [Member]
Warrants to purchase shares									3,403,367			3,403,367
Warrant exercise price									$ 1.05			$ 1.05
Class of warrant or right, expiration period												5 years
Options To Related Party [Member]
Share-based payment award, expiration period	10 years
Stock options outstanding	124,998
Stock options outstanding weighted average exercise price	$ 1.75
Dr. Buell [Member]
Share-based payment award, expiration period	48 months
Stock options outstanding	100,000
Stock options outstanding weighted average exercise price	$ 1.75
Additional Issuance of Warrants for Debt [Member] | Series B Preferred Stock [Member] | Private Placement [Member] | Protagenic Warrants [Member]
Debt instrument, face amount									$ 665,000			$ 665,000
Additional Issuance of Warrants for Accrued Interest [Member] | Series B Preferred Stock [Member] | Private Placement [Member] | Protagenic Warrants [Member]
Accrued interest									$ 35,000			$ 35,000
Additional Issuance of Warrants [Member] | Series B Preferred Stock [Member] | Private Placement [Member] | Protagenic Warrants [Member]
Warrants to purchase shares									295,945			295,945
Warrant exercise price									$ 1.25			$ 1.25
Employees [Member]
Compensation expense									$ 351,696			$ 858,884
Unamortized stock option expense									563,267			563,267
Non-Employees [Member]
Compensation expense									106,871			264,267
Unamortized stock option expense									138,724			138,724
Stock Options [Member]
Share-based payment award, expiration period	10 years
Stock options outstanding	105,000
Stock options outstanding weighted average exercise price	$ 1.75
Compensation expense									458,567	$ 139,066		1,123,151	$ 850,767
Unamortized stock option expense									$ 701,991			$ 701,991
Number of stock options granted												1,762,495	126,567
Stock option weighted average exercise price per share												$ 1.00	$ 1.75
Employee service share-based compensation, nonvested awards, compensation cost not yet recognized, period for recognition									2 years 1 month 6 days
Stock Options [Member]
Number of stock options granted					25,000	101,567
Stock option weighted average exercise price per share					$ 1.75	$ 1.00
Stock options fair value					$ 36,374	$ 199,807
Stock options granted, term					10 years	10 years
Number of stock options vested						59,900
Number of options shares issued for settlement						59,900
Settlement amount						$ 29,850
Loss in settlement						$ 99,541
Stock Options [Member] | Settlement of Accrued Compensation [Member]
Compensation expense		$ 93,950
Number of stock options granted		187,497
Stock options fair value		$ 1,901,724
Stock Options [Member] | Vest bi-Weekly Over Two Months [Member]
Number of stock options vested						41,667
Stock Options [Member] | Options Vested Immediately [Member]
Number of stock options vested		187,497
Stock Options [Member] | Options Vested Immediately [Member] | Options To Related Party [Member]
Stock options vest and grant date fair value	142,607
Stock Options [Member] | Options Vested Over 12 Months [Member]
Number of stock options vested		510,000
Stock Options [Member] | Options Vested Over 24 Months [Member]
Number of stock options vested		5,000
Stock Options [Member] | Options Vested Over 36 Months [Member]
Number of stock options vested		420,000
Stock Options [Member] | Options Vested Over 48 Months [Member]
Number of stock options vested		265,000
Stock Options [Member] | Options Vested [Member]
Stock options vest and grant date fair value	119,972
Stock Options [Member] | Options Vested [Member] | Dr. Buell [Member]
Stock options vest and grant date fair value	$ 165,426
Stock Options [Member] | Sixteen Individuals [Member]
Number of stock options granted		1,387,497
Stock option weighted average exercise price per share		$ 1.75
Stock Options [Member] | Twelve Related Parties [Member]
Number of stock options granted		1,362,497
Stock option weighted average exercise price per share		$ 1.75
Recognition Upcoming Service [Member] | Dr. Buell [Member]
Share-based payment award, expiration period	12 months
Stock options outstanding	45,000
Black-Scholes Model [Member] | Warrant [Member]
Warrants to purchase shares value											$ 86,968
June 30, 2020 [Member] | Warrant [Member]
Debt amortized debt discount												$ 6,643	$ 0
Black-Scholes Model Two [Member] | Warrant [Member]
Warrants to purchase shares value									$ 105,194
The 2016 Plan [Member]
Number of additional shares grants for issuance				567,378			564,378	564,378
Number of shares available for grant				1,693,134			1,693,134	1,693,134	4,868,623			4,868,623		4,304,245
Share-based payment award, expiration period												10 years